Other Operating Revenues and Other Operating Expenses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other operating revenues	¥ 336,510	¥ 264,005	¥ 252,444
Other operating expenses	200,146	152,827	147,049
Vehicle Maintenance and Management Services
Other operating revenues	40,472	40,168	40,760
Other operating expenses	29,669	31,752	33,790
M & A Advisory Services, Financing Advice, Financial Restructuring Advisory Services and Related Services
Other operating revenues	54,374	46,165	50,319
Private Equity Investment
Other operating revenues	37,970
Other operating expenses	33,714
Environment and Energy Related Business
Other operating revenues	29,812	21,202	19,563
Other operating expenses	23,142	18,056	17,254
Facilities Management of Golf Courses
Other operating revenues	23,479	23,061	23,163
Other operating expenses	21,130	20,418	21,012
Facilities Management of Hotels and Japanese Inns
Other operating revenues	31,093	29,355	27,966
Other operating expenses	26,959	26,038	26,690
Other Segment
Other operating revenues	119,310	104,054	90,673
Other operating expenses	¥ 65,532	¥ 56,563	¥ 48,303